Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share Capital Subscription	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	$ 3,448	$ 136,554	$ (589)	$ 35,770	$ (168,287)
Statement [Line Items]
Stock-based compensation, shares		500
Stock-based compensation, amount	608	$ 2,380	0	(1,772)	0
Net loss	(2,615)	$ 0	0	0	(2,615)
Balance, shares at Mar. 31, 2020		71,718
Balance, amount at Mar. 31, 2020	1,441	$ 138,934	(589)	33,998	(170,902)
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	2,145	$ 151,722	(589)	31,037	(180,025)
Statement [Line Items]
Net loss	(2,439)	$ 0	0	0	(2,439)
Stock-based compensation and service fee, shares		750
Stock-based compensation and service fee, amount	282	$ 1,020	0	(738)	0
Balance, shares at Mar. 31, 2021		78,711
Balance, amount at Mar. 31, 2021	$ (12)	$ 152,742	$ (589)	$ 30,299	$ (182,464)